UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ticker Symbol: (TDVFX)

SEMI-ANNUAL REPORT
March 31, 2013

Towle Deep Value Fund
a series of Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Expense Example	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the Towle Deep Value Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

www.towlefund.com

TOWLE & CO.
D E E P   V A L U E    I N V E S T I N G
1-888-998-6953

April 2013

To Our Shareholders:

We are pleased to report considerable progress for the Towle Deep Value Fund (the “Fund”). For the six months ended March 31, 2013, the Fund produced a total return of 26.74% compared to a total return of 15.23% for the Russell 2000 Value and 10.19% for the S&P 500 Index. A stay-the-course commitment to our deep value investment process paid off!

While the historic valuation gap referenced in our October letter between economically sensitive stocks and defensive equities has contracted, the U.S. economy marches forward, now in its 15th consecutive quarter of expansion. Key indicators such as housing starts, commercial & industrial loans, fixed investment, and private payrolls all point upward on a year-over-year basis. Furthermore, today’s modest inflationary environment, extremely low interest rates, and improving economic growth expectations encourage investment and risk taking.

Conversely, substantial political and macro-economic stumbling blocks hold back confidence and, possibly, a more rapidly growing U.S. economy. The unresolved fiscal uncertainty in Washington, the fear of ineffective QE unwinding, and global growth concerns within Europe and China muddy the outlook for many investors, businessmen, and everyday consumers.  The economic news is O.K., but anxiety persists.

Strangely, for the deep value investor, slower economic growth and the imponderable nature of global financial strain may be a positive.  In such an environment, it is more difficult for excesses in valuation or economic conditions to develop. Consequently, the private sector logically leans toward more measured and judicious behavior, resulting in a halting, ebb-and-flow economy that may be beneficial for stock pickers.

Based on our estimation of the unrealized earnings power of the Fund’s holdings, we believe the Fund has more room to run. A number of portfolio companies have yet to achieve their earnings potential. In these cases, a return to average or normalized profit margins will bring substantial gain to shareholders.

In the 2012 Berkshire Hathaway annual report, Warren Buffett confirms the importance of investing in equities, “The risks of being out of the game are huge compared to the risks of being in it.”

We concur with Mr. Buffett and remain committed to our well-defined, long-term, deep value investment strategy. The owners of Towle & Co., their families, and the employees of the firm maintain a significant investment in portfolios combined with or similar to client portfolios, including the Towle Deep Value Fund.

Thank you for investing with us, and for your continued confidence.

J. Ellwood Towle
Christopher D Towle
Peter J. Lewis, CFA
Wesley R. Tibbetts, CFA

Stock fund prices fluctuate and investors may lose principal value. Micro-cap, small-cap and mid-cap stocks involve greater risks, and they can fluctuate in price more than larger company stocks. Foreign investments present additional risk due to currency exchange rate fluctuations, economic developments, political instability, and other factors. The Fund is non-diversified which increases the risk that the value of the Fund could go down because of the poor performance of a single investment. A value oriented investing style may go in and out of favor which may cause the Fund to sometimes underperform other equity funds.

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is an unmanaged capitalization-weighted index (weighted by the market value of the companies) of 500 stocks listed on various exchanges. One cannot invest directly in an index or an average.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.

The views in this shareholder letter were those of the Fund Managers as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

Towle Deep Value Fund
FUND PERFORMANCE at March 31, 2013

This graph compares a hypothetical $50,000 investment in the Fund, made at its inception with a similar investment in the Russell 2000 Value Index.  The value of the Russell 2000 Value Index on October 28, 2011 is used as the beginning value on October 31, 2011.  Results include reinvestment of all dividends and capital gains.

The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. This Index does not reflect expenses, fees or sales charge, which would lower performance. This Index is unmanaged and it is not possible to invest in an Index.

Total Returns as of March 31, 2013
	Six Months	One Year	Since Inception*
Towle Deep Value Fund	26.74%	22.59%	18.59%
Russell 2000 Value Index	15.23%	18.09%	20.35%
*Inception date 10/31/11.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.  The most recent month end performance may be obtained by calling 1-888-99TOWLE (888-998-6953) or by visiting www.towlefund.com.

Gross and net expense ratio for the Fund are 5.13% and 1.20% which are the amounts stated in the current Prospectus dated January 31, 2013.  The Advisor’s contractual agreement to waive its fees and/or absorb expenses is in effect until January 31, 2014 (when it will automatically renew for an additional one year period).

Returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.  The Fund's advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 96.1%
	BASIC MATERIALS – 4.6%
47,940	Ferro Corp.*	$323,595
11,000	Steel Dynamics, Inc.	174,570
		498,165
	CONSUMER, CYCLICAL – 30.0%
6,880	Brown Shoe Co., Inc.	110,080
26,560	Commercial Vehicle Group, Inc.*	207,168
13,840	GameStop Corp. - Class A	387,105
23,490	Goodyear Tire & Rubber Co.*	296,209
50,320	Hawaiian Holdings, Inc.*	289,843
16,210	Ingram Micro, Inc. - Class A*	319,013
18,160	Jones Group, Inc.	230,995
62,950	Meritor, Inc.*	297,753
13,770	Navistar International Corp.*	476,029
33,400	OfficeMax, Inc.	387,774
6,260	Royal Caribbean Cruises Ltd.	207,957
		3,209,926
	CONSUMER, NON-CYCLICAL – 12.5%
36,430	Chiquita Brands International, Inc.*	282,697
27,490	Dole Food Co., Inc.*	299,641
20,570	PHH Corp.*	451,717
59,610	SUPERVALU, Inc.	300,434
		1,334,489
	ENERGY – 16.8%
149,240	Cal Dive International, Inc.*	268,632
10,540	Patterson-UTI Energy, Inc.	251,273
9,720	Peabody Energy Corp.	205,578
10,540	Tesoro Corp.	617,117
10,030	Valero Energy Corp.	456,265
		1,798,865
	FINANCIAL – 8.6%
7,190	Argo Group International Holdings Ltd.	297,522
10,110	CNA Financial Corp.	330,496
4,980	Hanover Insurance Group, Inc.	247,406
2,490	Tower Group International Ltd.	45,941
		921,365
	INDUSTRIAL – 19.4%
48,530	Aegean Marine Petroleum Network, Inc.	325,636
50,320	Air Transport Services Group, Inc.*	293,366
17,420	Arkansas Best Corp.	203,466
37,370	Canadian Solar, Inc.*	129,300
32,400	Celestica, Inc.*	262,116

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
37,410	Flextronics International Ltd.*	$252,892
24,930	Genco Shipping & Trading Ltd.*	71,798
6,650	General Cable Corp.*	243,589
25,830	Sanmina-SCI Corp.*	293,429
		2,075,592
	TECHNOLOGY – 4.2%
19,830	Unisys Corp.*	451,133

	TOTAL COMMON STOCKS (Cost $8,452,836)	10,289,535

Principal Amount

	SHORT-TERM INVESTMENTS – 3.2%
$341,543	UMB Money Market Fiduciary, 0.01%1	341,543

	TOTAL SHORT-TERM INVESTMENTS (Cost $341,543)	341,543

	TOTAL INVESTMENTS – 99.3% (Cost $8,794,379)	10,631,078
	Other Assets in Excess of Liabilities – 0.7%	72,383

	TOTAL NET ASSETS – 100.0%	$10,703,461

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
SUMMARY OF INVESTMENTS
As of March 31, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Cyclical	30.0%
Industrial	19.4%
Energy	16.8%
Consumer, Non-cyclical	12.5%
Financial	8.6%
Basic Materials	4.6%
Technology	4.2%
Total Common Stocks	96.1%
Short-Term Investments	3.2%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2013 (Unaudited)

Assets:
Investments, at value (cost $8,794,379)	$10,631,078
Receivables:
Investment securities sold	115,727
Fund shares sold	10,000
Dividends and interest	3,726
Advisor	7,404
Prepaid expenses	13,423
Total assets	10,781,358

Liabilities:
Payables:
Investment securities purchased	45,563
Transfer agent fees and expenses	7,992
Auditing fees	7,072
Shareholder servicing fees (Note 7)	5,213
Fund accounting fees	3,845
Administration fees	2,762
Legal fees	1,555
Trustees' fees and expenses	1,091
Chief Compliance Officer fees	782
Custody fees	363
Accrued other expenses	1,659
Total liabilities	77,897

Net Assets	$10,703,461

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$8,516,574
Accumulated net investment loss	(14,795)
Accumulated net realized gain on investments	364,983
Net unrealized appreciation on investments	1,836,699
Net Assets	$10,703,461

Number of shares issued and outstanding	841,139
Net asset value per share	$12.72

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2013 (Unaudited)

Investment Income:
Dividends	$32,572
Interest	14
Total investment income	32,586

Expenses:
Advisory feesI've	31,194
Transfer agent fees and expenses	26,496
Administration fees	16,953
Registration fees	12,556
Fund accounting fees	12,288
Auditing fees	8,038
Custody fees	6,326
Shareholder servicing fees (Note 7)	5,909
Legal fees	4,987
Miscellaneous	4,628
Chief Compliance Officer fees	4,501
Trustees' fees and expenses	2,992
Offering cost	2,576
Insurance fees	602
Total expenses	140,046
Advisory fees waived	(31,194)
Other expenses absorbed	(61,475)
Net expenses	47,377
Net investment loss	(14,791)

Realized and Unrealized Gain on Investments:
Net realized gain on investments	393,837
Net change in unrealized appreciation/depreciation on investments	1,535,158
Net realized and unrealized gain on investments	1,928,995

Net Increase in Net Assets from Operations	$1,914,204

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Period
	March 31, 2013	October 31, 2011* to
	(Unaudited)	September 30, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(14,791)	$31
Net realized gain (loss) on investments	393,837	(23,532)
Net change in unrealized appreciation/depreciation
on investments	1,535,158	301,541
Net increase in net assets resulting from operations	1,914,204	278,040

Distributions to Shareholders:
From net investment income	(4,618)	-
From net realized gains	(5,322)	-
Total distributions to shareholders	(9,940)	-

Capital Transactions:
Net proceeds from shares sold	2,700,690	6,113,027
Reinvestment of distributions	9,940	-
Cost of shares redeemed1	(291,508)	(10,992)
Net increase in net assets from capital transactions	2,419,122	6,102,035

Total increase in net assets	4,323,386	6,380,075

Net Assets:
Beginning of period	6,380,075	-
End of period	$10,703,461	$6,380,075

Accumulated net investment loss	$(14,795)	$4,614

Capital Share Transactions:
Shares sold	229,047	635,808
Shares reinvested	931	-
Shares redeemed	(23,457)	(1,190)
Net increase from capital share transactions	206,521	634,618

*	Commencement of operations.
1	Net of redemption fee proceeds of $0 and $1, respectively.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six
	Months Ended		For the Period
	March 31, 2013		October 31, 2011* to
	(Unaudited)		September 30, 2012

Net asset value, beginning of period	$10.05		$10.00
Income from Investment Operations:
Net investment income1	(0.02)		-	2
Net realized and unrealized gain on investments	2.71		0.05
Total from investment operations	2.69		0.05
Less Distributions:
From net investment income	(0.01)		-
From net realized gains	(0.01)		-
Total distributions	(0.02)		-

Net asset value, end of period	$12.72		$10.05

Total return	26.74%	3	0.50%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,703		$6,380

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.54%	4	5.13%	4
After fees waived and expenses absorbed	1.20%	4	1.20%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.72)%	4	(3.93)%	4
After fees waived and expenses absorbed	(0.37)%	4	0.00%	4
Portfolio turnover rate	16%	3	34%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2013 (Unaudited)

Note 1 – Organization
Towle Deep Value Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on October 31, 2011.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $32,887, which were amortized over a one‐year period from October 31, 2011 (commencement of operations).

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2013 (Unaudited)

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  For the six months ended March 31, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Towle & Co. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.79% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.20% of the Fund's average daily net assets.  This agreement is effective until January 31, 2014, and may be terminated by the Trust’s Board of Trustees.

For the six months ended March 31, 2013, the Advisor waived all of its advisory fees of $31,194 and other expenses absorbed of $61,475.  The Advisor may recover from the Fund fees and expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they are waived.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture a portion of the following amounts no later than September 30 of the years stated below:

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2013 (Unaudited)

2015	$177,599
2016	92,669
$270,268

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended March 31, 2013, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At March 31, 2013, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$8,817,488

Gross unrealized appreciation	2,139,418
Gross unrealized depreciation	(325,828)

Net unrealized appreciation	$1,813,590

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$4,614
Undistributed long-term capital gains	-
Tax accumulated earnings	4,614

Accumulated capital and other losses	(18,362)
Net unrealized appreciation on investments	296,371
Total accumulated earnings	$282,623

As of September 30, 2012, the Fund had a short-term capital loss carryover of $18,362.  To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2013 (Unaudited)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended March 31, 2013, the Fund received $0 in redemption fees.

Note 6 – Investment Transactions
For the six months ended March 31, 2013, purchases and sales of investments, excluding short-term investments, were $3,425,316 and $1,224,451, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2013, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2013 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$10,289,535	$-	$-	$10,289,535
Short-Term Investments	341,543	-	-	341,543
Total Investments	$10,631,078	$-	$-	$10,631,078

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Towle Deep Value Fund
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/1/12 through 3/31/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/12	3/31/13	10/1/12 – 3/31/13
Actual Performance	$1,000.00	$1,267.40	$6.78
Hypothetical (5% annual return before expenses)	1,000.00	1,018.95	6.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Investment Advisor
Towle & Co.
1610 Des Peres Road, Suite 250
St. Louis, MO  63131

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, MO  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, CA  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.Foreside.com

FUND INFORMATION

	TICKER	CUSIP
Towle Deep Value Fund	TDVFX	461 418 360

Privacy Principles of the Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Towle Deep Value Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 99TOWLE (888-998-6953) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 99TOWLE (888-998-6953) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 99TOWLE (888-998-6953). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Towle Deep Value Fund
P.O. Box 2175
Milwaukee, WI 53201
 (888) 99TOWLE (888-998-6953)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	6/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	6/7/13

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	6/7/13